Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth additional compensation information for our principal executive officer (“PEO”) and non-PEO
NEOs, including the compensation actually paid (“CAP”) to our PEO and Average CAP to our non-PEO
NEOs, as determined in accordance with SEC
ru
les; total shareholder return (“TSR”); net income (loss); and Adjusted EBITDA for the years ended December 31, 2022, 2021, and 2020:

	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands)	Adjusted EBITDA (in thousands)(4)
Year					TSR(3)	Peer Group TSR(3)

2022	$7,271,600	$9,933,343	$2,676,808	$3,360,805	$134.49	$105.70	$630,469	$1,131,903

2021	$6,958,477	$12,922,984	$2,485,626	$3,938,236	$115.72	$115.29	$476,955	$948,110

2020	$6,713,385	$6,052,469	$2,506,481	$2,081,797	$85.36	$94.71	$482,778	$1,024,293

(1)	Mr. Lougee was the PEO for all of the years ended December 31, 2022, 2021, and 2020. Ms. Harker, Ms. Beall, and Mr. Harrison were the Non-PEO NEOs for the years ended December 31, 2022, 2021 and 2020.
(2)
The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the Compensation Actually Paid (CAP), as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the
Non-PEO
NEOs for the years ended December 31, 2022, 2021, and 2020:

	PEO			Average for Non-PEO- NEOs

	2022	2021	2020	2022	2021	2020

Summary Compensation Table total	$7,271,600	$6,958,477	$6,713,385	$2,676,808	$2,485,626	$2,506,481

Stock awards: (a)	$(4,875,013)	$(4,387,505)	$(4,387,505)	$(1,375,002)	$(1,126,503)	$(1,111,498)
Less: Stock awards (as reported on the Summary Compensation Table)

Plus:	$4,574,871	$4,495,908	$4,356,277	$1,290,493	$1,154,794	$1,103,722
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year

The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year	$1,525,353	$4,716,432	$(422,478)	$369,748	$1,102,364	$(143,482)

The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year	$1,436,532	$1,145,137	$(136,216)	$398,757	$322,680	$(50,389)

Less: The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.	-	$(5,465)	$(70,994)	-	$(725)	$(223,037)

Compensation actually paid	$9,933,343	$12,922,984	$6,052,469	$3,360,805	$3,938,236	$2,081,797

(a)	Includes Performance Share and RSU awards.

(3)
TSR assumes that an investment of $100 was made in our Common Stock and in each Peer Group company on December 31, 2019 and that all dividends were reinvested, and is measured by dividing total dividends (assuming dividend reinvestment) plus share price change between the beginning and end of the measurement period by the share price at the beginning of the measurement period. Our peer group includes E.W. Scripps Company, Gray Television, Inc., Nexstar Media Group, Inc., and Sinclair Broadcast Group, Inc. (collectively, the “Peer Group”).

(4)
Adjusted EBITDA is a
non-GAAP
financial performance measure that we believe offers a useful view of the overall operation of our business. We define Adjusted EBITDA as net income attributable to TEGNA before (1) net (income) loss attributable to redeemable noncontrolling interest, (2) income taxes, (3) interest expense, (4) equity (loss) income in unconsolidated investments, net, (5) other non-operating
items, net,
(6) M&A-related
costs, (7) advisory fees related to activism defense, (8) spectrum repacking reimbursements and other, net, (9) depreciation and (10) amortization.

(5)
Relationship
between executive compensation and financial performance.
The following charts reflect the relationship between the CAP to our PEO and average CAP to our non-PEO
NEOs to our TSR (as well as a comparison of our TSR to our Peer Group TSR), our net income (loss), and our Adjusted EBITDA for each of the years ended December 31, 2022, 2021, and 2020:

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Ms. Harker, Ms. Beall, and Mr. Harrison were the Non-PEO NEOs for the years ended December 31, 2022, 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]	TSR assumes that an investment of $100 was made in our Common Stock and in each Peer Group company on December 31, 2019 and that all dividends were reinvested, and is measured by dividing total dividends (assuming dividend reinvestment) plus share price change between the beginning and end of the measurement period by the share price at the beginning of the measurement period. Our peer group includes E.W. Scripps Company, Gray Television, Inc., Nexstar Media Group, Inc., and Sinclair Broadcast Group, Inc. (collectively, the “Peer Group”).
PEO Total Compensation Amount	$ 7,271,600	$ 6,958,477	$ 6,713,385
PEO Actually Paid Compensation Amount	$ 9,933,343	12,922,984	6,052,469
Adjustment To PEO Compensation, Footnote [Text Block]	The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the Compensation Actually Paid (CAP), as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the
Non-PEO
NEOs for the years ended December 31, 2022, 2021, and 2020:

	PEO			Average for Non-PEO- NEOs

	2022	2021	2020	2022	2021	2020

Summary Compensation Table total	$7,271,600	$6,958,477	$6,713,385	$2,676,808	$2,485,626	$2,506,481

Stock awards: (a)	$(4,875,013)	$(4,387,505)	$(4,387,505)	$(1,375,002)	$(1,126,503)	$(1,111,498)
Less: Stock awards (as reported on the Summary Compensation Table)

Plus:	$4,574,871	$4,495,908	$4,356,277	$1,290,493	$1,154,794	$1,103,722
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year

The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year	$1,525,353	$4,716,432	$(422,478)	$369,748	$1,102,364	$(143,482)

The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year	$1,436,532	$1,145,137	$(136,216)	$398,757	$322,680	$(50,389)

Less: The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.	-	$(5,465)	$(70,994)	-	$(725)	$(223,037)

Compensation actually paid	$9,933,343	$12,922,984	$6,052,469	$3,360,805	$3,938,236	$2,081,797

Non-PEO NEO Average Total Compensation Amount	$ 2,676,808	2,485,626	2,506,481
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,360,805	3,938,236	2,081,797
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the Compensation Actually Paid (CAP), as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the
Non-PEO
NEOs for the years ended December 31, 2022, 2021, and 2020:

	PEO			Average for Non-PEO- NEOs

	2022	2021	2020	2022	2021	2020

Summary Compensation Table total	$7,271,600	$6,958,477	$6,713,385	$2,676,808	$2,485,626	$2,506,481

Stock awards: (a)	$(4,875,013)	$(4,387,505)	$(4,387,505)	$(1,375,002)	$(1,126,503)	$(1,111,498)
Less: Stock awards (as reported on the Summary Compensation Table)

Plus:	$4,574,871	$4,495,908	$4,356,277	$1,290,493	$1,154,794	$1,103,722
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year

The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year	$1,525,353	$4,716,432	$(422,478)	$369,748	$1,102,364	$(143,482)

The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year	$1,436,532	$1,145,137	$(136,216)	$398,757	$322,680	$(50,389)

Less: The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans.	-	$(5,465)	$(70,994)	-	$(725)	$(223,037)

Compensation actually paid	$9,933,343	$12,922,984	$6,052,469	$3,360,805	$3,938,236	$2,081,797

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship
between executive compensation and financial performance.
The following charts reflect the relationship between the CAP to our PEO and average CAP to our non-PEO
	NEOs to our TSR (as well as a comparison of our TSR to our Peer Group TSR), our net income (loss), and our Adjusted EBITDA for each of the years ended December 31, 2022, 2021, and 2020:
Compensation Actually Paid vs. Net Income [Text Block]	Relationship
between executive compensation and financial performance.
The following charts reflect the relationship between the CAP to our PEO and average CAP to our non-PEO
	NEOs to our TSR (as well as a comparison of our TSR to our Peer Group TSR), our net income (loss), and our Adjusted EBITDA for each of the years ended December 31, 2022, 2021, and 2020:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship
between executive compensation and financial performance.
The following charts reflect the relationship between the CAP to our PEO and average CAP to our non-PEO
	NEOs to our TSR (as well as a comparison of our TSR to our Peer Group TSR), our net income (loss), and our Adjusted EBITDA for each of the years ended December 31, 2022, 2021, and 2020:
Tabular List [Table Text Block]	The following table provides a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Adjusted EBITDA

Free cash flow

Revenue

Total Shareholder Return Amount	$ 134.49	115.72	85.36
Peer Group Total Shareholder Return Amount	105.7	115.29	94.71
Net Income (Loss)	$ 630,469,000	$ 476,955,000	$ 482,778,000
Company Selected Measure Amount	1,131,903,000	948,110,000	1,024,293,000
PEO Name	Mr. Lougee	Mr. Lougee	Mr. Lougee
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a
non-GAAP
financial performance measure that we believe offers a useful view of the overall operation of our business. We define Adjusted EBITDA as net income attributable to TEGNA before (1) net (income) loss attributable to redeemable noncontrolling interest, (2) income taxes, (3) interest expense, (4) equity (loss) income in unconsolidated investments, net, (5) other non-operating
items, net,
(6) M&A-related
	costs, (7) advisory fees related to activism defense, (8) spectrum repacking reimbursements and other, net, (9) depreciation and (10) amortization.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Less Stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,875,013)	$ (4,387,505)	$ (4,387,505)
PEO [Member] | The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,574,871	4,495,908	4,356,277
PEO [Member] | The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,525,353	4,716,432	(422,478)
PEO [Member] | The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,436,532	1,145,137	(136,216)
PEO [Member] | Less The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,465)	(70,994)
Non-PEO NEO [Member] | Less Stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,375,002)	(1,126,503)	(1,111,498)
Non-PEO NEO [Member] | The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,290,493	1,154,794	1,103,722
Non-PEO NEO [Member] | The change in fair value at the end of the year compared to the prior year for all awards granted in the prior year that were outstanding and unvested at the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	369,748	1,102,364	(143,482)
Non-PEO NEO [Member] | The change in the fair value at the vesting date compared to the prior year for all awards granted in the prior year that vested in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 398,757	322,680	(50,389)
Non-PEO NEO [Member] | Less The amounts reported as the change in pension benefits, which is the aggregate change in actuarial present value for all defined benefit and actuarial pension plans. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (725)	$ (223,037)